Stock-based compensation - Summary of incentive plan for members of management (Details) - Performance Based Shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock
Non-vested at beginning of period	345,365	382,186	295,340
Granted	253,943	218,169	239,062
Performance Shares Quantity Adjustment	(7)	15,061	234,076
Vested	(234,421)	(270,051)	(372,271)
Forfeited	(6,368)		(14,021)
Non-vested at end of period	358,512	345,365	382,186
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 41.68	$ 36.41	$ 30.75
Granted	42.49	55.55	45.81
Performance Shares Quantity Adjustment	48.79	55.72	33.09
Vested	42.64	44.73	35.83
Forfeited	44.26		37.35
Non-vested at end of period	$ 41.23	$ 41.68	$ 36.41